Leases - Schedule of balance sheet information related to lease agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 27,240	$ 36,239
Current lease liabilities	6,938	8,591
Non-current lease liabilities	20,937	$ 28,694
Total operating lease liabilities:	27,875
Lease Agreements [Member]
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	235
Current lease liabilities	107
Non-current lease liabilities	128
Total operating lease liabilities:	$ 235